INVESTMENT SECURITIES (Details 2) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Greek Governments Debt Securities EUR (€)	Dec. 31, 2014 Greek Governments Debt Securities EUR (€)	Dec. 31, 2013 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2014 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2014 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2013 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2014 Foreign Treasury Bills EUR (€)	Dec. 31, 2013 Foreign Treasury Bills EUR (€)	Dec. 31, 2014 Debt securities issued by financial institutions incorporated outside Greece EUR (€)	Dec. 31, 2013 Debt securities issued by financial institutions incorporated outside Greece EUR (€)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	€ 10,360	$ 11,882	€ 10,645		€ 67	€ 73	€ 10,064	€ 10,269	€ 193	€ 10	€ 99	€ 109	€ 11	€ 110
Gross Unrecognized Gains	169		324		65	55	102	260	8	0	0	0	1	2
Gross Unrecognized (Losses)	(57)		0		0	0	(57)	0	0	0	0	0	0	0
Fair Value	10,472		10,969		132	128	10,109	10,529	201	10	99	109	12	112
Fair Value
Fair Value Less than 12 months	687				0		687
Fair Value 12 months or longer	0				0		0
Fair Value Total	687				0		687
Unrecognized Loss
Unrecognized Losses Less than 12 months	(57)				0		(57)
Unrecognized Losses 12 months or longer	0				0		0
Unrecognized Losses Total	(57)				0		(57)
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less	110		277
Due from one to five years	1,821		3,345
Due from five to ten years	7,897		6,935
Due after ten years	532		88
Total Amortized Cost	10,360		10,645
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less	110		276
Due from one to five years	1,812		3,391
Due from five to ten years	7,954		7,164
Due after ten years	596		138
Total Fair Value	10,472		10,969
Held To Maturity Securities Textuals [Abstract]
AFS pledged as collateral	3,229		1,621
HTM pledged as collateral	9,723		9,440
EFSF bonds included in foreign government debt securities	9,091
Other than temporary impairment charges included charges related to Greek government bonds elegible for the PSI				€ 352